Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 247,790		$ 187,485		$ 296,724	$ 698,542
Receivables, net of allowance	236,347		282,214
Deferred income taxes	44,475		94,779
Prepaid expenses and other current assets	33,224		38,708
Total current assets	561,836		603,186
Satellites and other property and equipment, net	5,805,540		6,355,192
Goodwill	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100		2,458,100
Amortizable intangible assets, net	568,775		651,087
Investment in affiliates			1,010
Other assets	414,592		416,444
Total assets	16,589,670		17,265,846
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	182,939		234,917
Accrued interest payable	186,492		367,686
Current portion of long-term debt	24,418		57,466
Deferred satellite performance incentives	22,703		21,479
Other current liabilities	157,025		156,781
Total current liabilities	573,577		838,329
Long-term debt, net of current portion	15,262,996		15,846,728
Deferred satellite performance incentives, net of current portion	153,904		172,663
Deferred revenue, net of current portion	888,239		834,161
Deferred income taxes	202,638		286,673
Accrued retirement benefits	196,856		299,187
Other long-term liabilities	246,127		300,195
Shareholders' equity (deficit):
Common shares	1,060	[1]	832	[1]
Preferred shares	35
Other shareholders' equity (deficit)	(935,762)		(1,312,922)
Total liabilities and shareholders' deficit	16,589,670		17,265,846
Intelsat S.A. and Other Parent Guarantors [Member]
ASSETS
Cash and cash equivalents	3,792		81		2,535	12,927
Receivables, net of allowance			27
Prepaid expenses and other current assets	1,272		525
Total current assets	5,064		633
Investment in affiliates	(428,647)		(403,878)
Other assets	88		9,741
Total assets	(423,495)		(393,504)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	28,795		81,129
Accrued interest payable			3,840
Current portion of long-term debt			868
Intercompany payables	441,907		504,460
Total current liabilities	470,702		590,297
Long-term debt, net of current portion			328,238
Shareholders' equity (deficit):
Common shares	1,060		832
Preferred shares	35
Other shareholders' equity (deficit)	(895,292)		(1,312,871)
Total liabilities and shareholders' deficit	(423,495)		(393,504)
Intelsat Luxembourg [Member]
ASSETS
Cash and cash equivalents	139		91		908	10,017
Receivables, net of allowance			4
Intercompany receivables			6,838
Total current assets	139		6,933
Investment in affiliates	3,053,901		5,085,284
Other assets	41,497		84,402
Total assets	3,095,537		5,176,619
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	32
Accrued interest payable	22,500		227,953
Intercompany payables	206
Total current liabilities	22,738		227,953
Long-term debt, net of current portion	3,500,000		5,307,986
Other long-term liabilities			41,760
Shareholders' equity (deficit):
Common shares	7,202		669,036
Other shareholders' equity (deficit)	(434,403)		(1,070,116)
Total liabilities and shareholders' deficit	3,095,537		5,176,619
Intelsat Jackson [Member]
ASSETS
Cash and cash equivalents	193,090		133,379		240,175	595,472
Receivables, net of allowance	160,023		229,667
Deferred income taxes	46,228		92,806
Prepaid expenses and other current assets	25,846		27,871
Intercompany receivables	421,504		612,341
Total current assets	846,691		1,096,064
Satellites and other property and equipment, net	5,698,952		6,111,636
Goodwill	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100		2,458,100
Amortizable intangible assets, net	568,775		651,087
Investment in affiliates	227,320		213,001
Other assets	362,636		296,410
Total assets	16,943,301		17,607,125
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	132,454		168,823
Accrued interest payable	163,820		135,623
Current portion of long-term debt			32,180
Deferred satellite performance incentives	21,089		20,224
Other current liabilities	154,014		153,857
Total current liabilities	471,377		510,707
Long-term debt, net of current portion	11,762,996		10,186,086
Deferred satellite performance incentives, net of current portion	153,023		170,684
Deferred revenue, net of current portion	887,446		845,327
Deferred income taxes	191,298		266,340
Accrued retirement benefits	196,657		299,187
Other long-term liabilities	226,603		243,510
Shareholders' equity (deficit):
Common shares	3,466,429		4,322,518
Other shareholders' equity (deficit)	(412,528)		762,766
Total liabilities and shareholders' deficit	16,943,301		17,607,125
Intelsat Jackson Subsidiaries Guarantors [Member]
ASSETS
Cash and cash equivalents	167,800		131,107		237,906	468,867
Receivables, net of allowance	159,656		229,298
Deferred income taxes	46,228		92,806
Prepaid expenses and other current assets	25,794		27,821
Intercompany receivables	386,820		3,178,865
Total current assets	786,298		3,659,897
Satellites and other property and equipment, net	5,698,952		6,111,636
Goodwill	6,780,827		6,780,827
Non-amortizable intangible assets	2,458,100		2,458,100
Amortizable intangible assets, net	568,775		651,087
Investment in affiliates	227,320		213,001
Other assets	222,679		184,574
Total assets	16,742,951		20,059,122
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	130,178		168,248
Accrued interest payable	2,458		2,288
Deferred satellite performance incentives	21,089		20,224
Other current liabilities	152,772		146,611
Total current liabilities	306,497		337,371
Deferred satellite performance incentives, net of current portion	153,023		170,684
Deferred revenue, net of current portion	887,446		845,327
Deferred income taxes	191,298		266,340
Accrued retirement benefits	196,657		299,187
Other long-term liabilities	179,025		176,193
Shareholders' equity (deficit):
Common shares	9,023,860		8,773,388
Other shareholders' equity (deficit)	5,805,145		9,190,632
Total liabilities and shareholders' deficit	16,742,951		20,059,122
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	50,769		53,934		53,106	80,126
Receivables, net of allowance	76,324		89,111
Deferred income taxes	(1,753)		1,973
Prepaid expenses and other current assets	6,738		12,923
Intercompany receivables	20,609
Total current assets	152,687		157,941
Satellites and other property and equipment, net	147,106		259,650
Investment in affiliates			10
Other assets	10,371		20,138
Total assets	310,164		437,739
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	22,290		24,170
Accrued interest payable	172		270
Current portion of long-term debt	24,418		24,418
Deferred satellite performance incentives	1,614		1,255
Other current liabilities	3,011		4,257
Intercompany payables			114,719
Total current liabilities	51,505		169,089
Long-term debt, net of current portion			24,418
Deferred satellite performance incentives, net of current portion	881		1,979
Deferred revenue, net of current portion	793		3,498
Deferred income taxes	11,388		14,627
Accrued retirement benefits	199
Other long-term liabilities	19,524		14,925
Shareholders' equity (deficit):
Common shares	24		24
Other shareholders' equity (deficit)	225,850		209,179
Total liabilities and shareholders' deficit	310,164		437,739
Consolidation, Eliminations [Member]
ASSETS
Cash and cash equivalents	(167,800)		(131,107)		(237,906)	(468,867)
Receivables, net of allowance	(159,656)		(265,893)
Deferred income taxes	(46,228)		(92,806)
Prepaid expenses and other current assets	(26,426)		(30,432)
Intercompany receivables	(828,933)		(3,798,044)
Total current assets	(1,229,043)		(4,318,282)
Satellites and other property and equipment, net	(5,739,470)		(6,127,730)
Goodwill	(6,780,827)		(6,780,827)
Non-amortizable intangible assets	(2,458,100)		(2,458,100)
Amortizable intangible assets, net	(568,775)		(651,087)
Investment in affiliates	(3,079,894)		(5,106,408)
Other assets	(222,679)		(178,821)
Total assets	(20,078,788)		(25,621,255)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	(130,810)		(207,453)
Accrued interest payable	(2,458)		(2,288)
Deferred satellite performance incentives	(21,089)		(20,224)
Other current liabilities	(152,772)		(147,944)
Intercompany payables	(442,113)		(619,179)
Total current liabilities	(749,242)		(997,088)
Deferred satellite performance incentives, net of current portion	(153,023)		(170,684)
Deferred revenue, net of current portion	(887,446)		(859,991)
Deferred income taxes	(191,346)		(260,634)
Accrued retirement benefits	(196,657)		(299,187)
Other long-term liabilities	(179,025)		(176,193)
Shareholders' equity (deficit):
Common shares	(12,497,515)		(13,764,966)
Other shareholders' equity (deficit)	(5,224,534)		(9,092,512)
Total liabilities and shareholders' deficit	$ (20,078,788)		$ (25,621,255)

[1]	Common shares and paid-in capital amounts reflect the retroactive impact of the former Class A and Class B share reclassification into common shares and the share splits related to our Initial Public Offering. See Note 1-Background of Company-Initial Public Offering for further discussion.